UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3596

Seligman Communications and Information Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 3/31/05

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

SELIGMAN COMMUNICATIONS AND INFORMATION FUND, INC.
Schedule of Investments (Unaudited)
March 31, 2005

	Shares or Principal Amount		Value
Common Stocks 98.0%
Application Software 5.5%
Microsoft	7,900,000	shs.	$190,903,500

Biotechnology 0.6%
Invitrogen*	300,000		20,758,500

Communications Equipment 11.3%
Avocent*	2,000,000		51,290,000
Cisco Systems*	5,500,000		98,532,500
Corning*	4,500,000		50,085,000
Motorola	2,400,000		35,928,000
NETGEAR*Ø	1,100,000		16,571,500
Nokia (ADR)	1,700,000		26,231,000
Plantronics	825,000		31,416,000
QUALCOMM	1,650,000		60,447,750
Research In Motion*	225,000		17,173,125
			387,674,875

Computers and Peripherals 3.5%
Apple Computer*	425,000		17,743,750
Avid Technology*	400,000		21,654,000
Brocade Communications Systems*	2,500,000		14,787,500
EMC*	4,550,000		56,056,000
Logictech International*	22,780		1,386,236
Xyratex*	400,000		7,478,000
			119,105,486

Consumer Software 5.8%
Take-Two Interactive Software*Ø	4,200,000		164,157,000
THQ*	1,300,000		36,452,000
			200,609,000

Diversified Telecommunication Services 0.8%
Sprint	1,234,700		28,089,425

Electronic Equipment and Instruments 2.8%
Amphenol (Class A)	1,136,300		42,088,552
Orbotech*Ø	2,350,000		51,429,750
Photon Dynamics*Ø	85,300		1,618,567
			95,136,869

Health Care Equipment and Supplies 7.5%
Advanced Medical Optics	750,000		27,157,500
Biomet	450,000		16,350,750
Boston Scientific*	1,750,000		51,257,500
Cytyc*	2,500,000		57,650,000
Fisher Scientific International*	650,000		36,998,000
Kinetic Concepts*	400,000		23,860,000
PerkinElmer	1,800,000		37,134,000
Syneron Medical	200,000		6,361,000
			256,768,750

Health Care Providers and Services 1.9%
Laboratory Corporation of America Holdings*	1,250,000		60,250,000
VCA Antech*	350,000		7,078,750
			67,328,750

Household Durables 0.5%
Sony	471,800		18,788,398

Internet Software and Services 5.4%
Digital River*Ø	1,750,000		54,521,250
Symantec*	1,600,000		34,176,000
VeriSign*	1,600,000		45,896,000
Yahoo!*	1,520,000		51,611,600
			186,204,850

IT Consulting and Services 8.3%
Amdocs*	5,287,000		150,150,800
Fiserv*	440,000		17,505,400
Infosys Technologies	1,268,350		65,422,986
Ness Technologies	557,500		6,670,487
Tata Consultancy Services	1,445,750		47,432,982
			287,182,655

Media 1.5%
Comcast (Class A)*	1,500,000		50,580,000

Semiconductors and Semiconductor Equipment 13.9%
Advanced Micro Devices*	3,300,000		53,196,000
Analog Devices*	500,000		18,070,000
Broadcom (Class A)*	1,950,000		58,490,250
Integrated Circuit Systems*	900,000		17,235,000
Intel	1,700,000		39,491,000
Lam Research*	750,000		21,648,750
Mattson Technology*	1,500,000		11,872,500
MEMC Electronic Materials*Ø	16,500,000		221,925,000
Monolithic Power Systems*	195,100		1,722,733
Samsung Electronics*	71,260		35,226,509
			478,877,742

Systems Software 23.1%
BMC Software*	11,000,000		165,000,000
Check Point Software Technologies*	2,500,000		54,312,500
Citrix Systems*	5,000,000		119,075,000
Computer Associates International	5,067,290		137,323,559
Macrovision*	1,250,000		28,343,750
Oracle*	7,429,100		92,678,023
RSA Security	1,000,000		15,790,000
Sybase*	1,500,000		27,690,000
VERITAS Software*	6,650,000		154,379,750
			794,592,582

Technical Software 5.6%
Cadence Design Systems*	1,888,800		28,237,560
Magma Design Automation*Ø	2,500,000		29,412,500
Synopsys*Ø	7,500,000		135,637,500
			193,287,560

Total Common Stocks			3,375,888,942

Venture Capital Investments† 0.4%			12,238,898

Fixed Time Deposits 2.5%
Rabobank Nederland 2.84%, 4/1/05	$85,956,000		85,956,000

Total Investments 100.9%			3,474,083,840

Other Assets Less Liabilities (0.9)%			(30,367,617)

Net Assets 100.0%			$3,443,716,223

_______________
*	Non-income producing security.
ADR -	American Depositary Receipt.
Æ	Affiliated Issuers --As defined under the Investment Company Act of 1940, as amended, affiliated issuers are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's transactions in the securities of these issuers during the quarter ended March 31, 2005, is as follows:

Affiliate	Beginning Shares		Gross Purchases and Additions	Gross Sales and Reductions	Ending Shares		Realized Gain (Loss)	Dividend Income	Ending Value
Digital River	1,000,000	(1)	750,000	-	1,750,000		$-	$-	$54,521,250
Magma Design Automation	2,000,000		500,000	-	2,500,000		-	-	29,412,500
MEMC Electric Materials	16,500,000		-	-	16,500,000		-	-	221,925,000
NETGEAR	2,000,000		-	900,000	1,100,000				16,571,500
Orbotech	2,350,000		-	-	2,350,000	(2)	-	-	51,429,750
Photon Dynamics	1,500,000		-	1,414,700	85,300	(2)	(13,754,839)	-	1,618,567
Synopsys	7,500,000		-	-	7,500,000		-	-	135,637,500
Take-Two Interactive Software	4,400,000		78,700	278,700	4,200,000		2,143,260	-	164,157,000
Total							$(11,611,579)	$-	$675,273,067

_______________
(1)	As of December 31, 2004, the Fund's holding was less than 5% of the outstanding voting shares.
(2)	As of March 31, 2005, the Fund's holding was less than 5% of the outstanding voting shares.
†	Restricted and non-income producing securities. At March 31, 2005, the Fund owned investments that were purchased through private offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has agreed to further restrictions on the disposition of its shares as set forth in various agreements entered into in connection with the purchase of these investments. The Fund typically will bear costs in connection with the disposition of these securities, including those involved in registration under the Securities Act of 1933, but under certain limited circumstances, such costs could be borne by the issuer. These investments are valued at fair value as determined in accordance with procedures approved by the Board of Directors of the Fund. The acquisition dates of these investments, along with their cost and values at March 31, 2005, are as follows:

Venture Capital Investments	Acquisition Dates	Shares or Warrants		Cost	Value
Convertible Preferred Stocks and Warrants:
Bernard Technologies (Series D)	11/8/99	363,636	shs.	$1,001,774	$-
Coventor (Series F)	5/25/01	10,799		12,420	2,592
ePolicy.com (Series B)	5/2/00	562,114		2,000,002	224,846
FlashPoint Technology (Series E)	9/10/99	246,914		1,000,844	-
Geographic Network Affiliates International (Series A)	12/29/99	20,000		2,001,913	-
Geographic Network Affiliates International (Series B)	12/5/01	100,000		-	-
Global Commerce Systems (Series A)	4/6/00	952		16,360	-
Global Commerce Systems (Series D)	4/6/00	613,720		2,986,283	-
GMP Companies (Series A)	9/15/99	200,000		1,002,743	3,106,000
GMP Companies (Series B)	4/3/00	111,111		1,999,998	1,847,776
GMP Companies (Series C)	6/3/02	15,969		542,946	286,963
GoSolutions (warrants) (Series A)	5/24/01	118,302	wts.	30,000	72,164
Homegain.com (Series C)	12/29/99	200,000	shs.	2,000,000	362,000
iBiquity Digital (Series A)	1/19/00	107,875		1,001,189	454,154
iBiquity Digital (Series C)	4/24/02	128,532		394,594	394,593
Index Stock Imagery (Series A Sr.)	3/20/00 to 4/16/04	418,676		1,222,885	226,085
LifeMasters Supported SelfCare (Series E)	1/31/00	129,194		1,033,556	1,043,888
LifeMasters Supported SelfCare (Series F)	11/12/02	4,528		50,004	38,533
NeoPlanet (Series B)	2/18/00	425,412		2,000,001	7,649
Nextest Systems (Series B)	11/27/01	1,026,718		2,570,481	2,710,536
NSI Software (Series B)	4/01/00 to 11/13/02	253,333		2,144,314	590,266
OurHouse (Series D)	2/11/00	333,334		2,000,004	-
Petroleum Place (Series C)	3/7/00	16,915		1,000,015	298,888
Sensable Technologies (Series C)	4/5/00	301,205		1,000,001	-
Techies.com (Series C)	1/27/00	235,294		1,999,999	-
Total Convertible Preferred Stocks and Warrants				31,012,326	11,666,933

Common Stocks:
Access Data (Class A)	3/29/00	606,061		1,000,001	145,455
CIENA	1/22/02	64,858		166,195	55,616
Coventor	3/8/00 to 5/25/01	942,320		1,083,580	113,078
DecisionPoint Applications	4/20/00	38,461		1,000,629	31,153
Entegrity Solutions	2/16/00 to 4/25/02	18,802		1,011,147	-
etang.com	1/6/00	22,613		-	2,940
GoSolutions	4/3/00 to 3/19/01	174,694		2,087,394	54,155
Interactive Video Technologies	12/23/99	12,956		1,000,001	-
NSI Software	4/14/00	11,844		45,685	5,804
Qpass	5/2/00 to 5/11/01	38,279		2,160,000	19,905
Sensable Technologies	10/1/04	1,581,292		-	-
Workstream	3/23/00	9,364		2,001,249	35,479
WorldRes.com	3/18/99 to 11/9/99	494,661		3,112,372	-
Total Common Stocks				14,668,253	463,585

Convertible Promissory Notes and Warrants:
Geographic Network Affiliates International: 9%, payable on demand†	12/5/01 to 3/12/02	320,000		320,124	22,400
Sensable Technologies 8%, 12/30/05	12/30/03	31,380		31,380	85,980
Techies.com 9%, payable on demand†	6/7/00	244,296		244,296	-
Total Convertible Promissory Notes and Warrrants				595,800	108,380

Total Venture Capital Investments				$46,276,379	$12,238,898

_______________
† Warrants attached.

Tax Information-- The cost of investments for federal income tax purposes was $3,687,878,508. The tax basis gross appreciation and depreciation of portfolio securities were $218,148,391 and $431,943,059, respectively. Net depreciation was $213,794,668.

Security Valuation -- Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the Fund's investment manager) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN COMMUNICATIONS AND INFORMATION FUND, INC.

By: /S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: May 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By: /S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: May 25, 2005

By: /S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date: May 25, 2005

SELIGMAN COMMUNICATIONS AND INFORMATION FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

Exhibit (a)
CERTIFICATIONS

I, Brian T. Zino, certify that:

1.	I have reviewed this report on Form N-Q of Seligman Communications and Information Fund, Inc.;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedule of investments included in this report, fairly presents in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)
Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d)
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

5.
The registrant's other certifying officer and I have disclosed, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)
All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 25, 2005
/S/ BRIAN T. ZINO
Brian T. Zino
Principal Executive Officer

CERTIFICATIONS

I, Lawrence P. Vogel, certify that:

1.	I have reviewed this report on Form N-Q of Seligman Communications and Information Fund, Inc.;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedule of investments included in this report, fairly presents in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)
Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d)
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.
The registrant's other certifying officer and I have disclosed, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)
All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 25, 2005
/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Principal Financial Officer